Cash, Cash Equivalents, and Restricted Cash	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Hippo Enterprises Inc And Subsidiaries [Member]
Cash, Cash Equivalents And Restricted Cash
3. Cash, Cash Equivalents, and Restricted Cash
The following table sets forth the cash, cash equivalents, and restricted cash (in millions):

	June 30, 2021	December 31, 2020
Cash and cash equivalents:
Cash	$126.2	$56.7
Money market funds	237.9	372.1
Treasury bills	—	23.5

Total cash and cash equivalents	364.1	452.3

Restricted cash:
Fiduciary assets	28.0	12.1
Letters of credit and cash on deposit	18.1	28.0

Total restricted cash	46.1	40.1

Total cash, cash equivalents, and restricted cash	$410.2	$492.4

3. Cash, Cash Equivalents, and Restricted Cash
The following table sets forth the cash, cash equivalents, and restricted cash (in millions):

	As of December 31,
	2020	2019
Cash and cash equivalents:
Cash	$56.7	$19.6
Money market funds	372.1	3.7
Treasury bills	23.5	—

Total cash and cash equivalents	452.3	23.3

Restricted cash:
Fiduciary assets	12.1	12.7
Cash on deposit	28.0	6.0

Total restricted cash	40.1	18.7

Total cash, cash equivalents, and restricted cash	$492.4	$42.0